Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - Predecessor - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Deferred Tax Assets, Operating Loss Carryforwards	$ 18,372,400	$ 18,771,905
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	2,200	203,373
Deferred Tax Assets, Valuation Allowance	$ (18,374,600)	$ (18,975,278)